Note 21 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
Twelve Months Ended December 31,
(in thousands)	2019

Operating lease cost	$889
Variable lease cost	22
Total lease cost	$911

Other Information
Operating cash flows used for operating leases	$951
Operating lease liabilities arising from obtaining right-of-use assets	$364
Weighted average remaining lease term (in years)	2.2
Weighted average incremental borrowing rate	9.00%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
As of December 31,
(in thousands)	2019

2020	850
2021	640
2022	180
2023	23
Thereafter	-
Total lease payments	1,693
Less imputed interest	(149)
Total operating lease liabilities at December 31, 2019	1,544